Note 3 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 47-0914596 001 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]

Note 3. Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements must maximize the use of observable inputs and minimize the use of unobservable inputs. There is a hierarchy of three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets

Level 3	Unobservable inputs supported by little or no market activity and that are significant to the fair value of the assets

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value.

Mutual Funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact purchases and sales at that price. The mutual funds held by the Plan are deemed to be actively traded.

Collective Trust Funds and Pooled Separate Accounts: Valued at the fair value of the funds share of the underlying investments. The NAV is based on the fair value of the underlying investments, which are traded at publicly quoted amounts.

Employer Common Stock: Valued at the closing price reported on the active market on which the Employer Common Stock is traded.

Employer Preferred Stock: Valued at the closing price reported on the active market on which the Employer Preferred Stock is traded.

The methods described above may produce a fair value calculation that is not indicative of net realizable value or future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Recurring Measurements

The following table presents the fair value measurements of assets recognized in the accompanying statements of Net Assets Available for Benefits measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2025 and 2024:

	Net Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Employer Common Stock	$7,836,449	$—	$—	$7,836,449
Employer Preferred Stock	76,796	—	—	76,796
Mutual Funds	3,660,340	—	—	3,660,340
Collective Trust Funds	15,864,705	—	—	15,864,705
Pooled Separate Accounts	101,761	—	—	101,761
Total Investments Measured at Fair Value	$27,540,051	$—	$—	$27,540,051

	Net Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Employer Common Stock	$6,457,204	$—	$—	$6,457,204
Employer Preferred Stock	62,438	—	—	62,438
Mutual Funds	2,746,224	—	—	2,746,224
Collective Trust Funds	12,564,147	—	—	12,564,147
Pooled Separate Accounts	100,101	—	—	100,101
Total Investments Measured at Fair Value	$21,930,114	$—	$—	$21,930,114

The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value to another.

We evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. For the years ended December 31, 2025 and 2024, there were no significant transfers in or out of levels.